Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FundVantage Trust
Entity Central Index Key	0001388485
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000237818 [Member]
Shareholder Report [Line Items]
Fund Name	Ambrus Core Bond Fund
Class Name	Institutional Class
Trading Symbol	TTRBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ambrus Core Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus-core-bond-fund/. You can also request this information by contacting us at (833) 996-2101.
Additional Information Phone Number	(833) 996-2101
Additional Information Website	https://www.ambrusfunds.com/ambrus-core-bond-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Ambrus Core Bond Fund (Institutional Class / TTRBX)	$25	0.50%*
* Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 444,711,065
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 818,868
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$444,711,065
Total number of portfolio holdings	155
Total advisory fee paid, net	$818,868
Portfolio turnover rate as of the end of the reporting period	34%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by sector of the portfolio holdings of the Fund as a percentage of net assets:
Sector Allocation of Corporate Bonds
Financials	9.7%
Consumer Discretionary	6.8%
Technology	5.5%
Industrials	4.3%
Health Care	3.6%
Utilities	2.7%
Energy	2.6%
Consumer Staple Products	2.2%
Real Estate	1.7%
Communications	1.5%
Materials	1.5%
TOTAL	42.1%
Portfolio Composition

Accountant Change Statement [Text Block]
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.

Accountant Change Date	Dec. 02, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.

C000237820 [Member]
Shareholder Report [Line Items]
Fund Name	Ambrus Tax-Conscious California Bond Fund
Class Name	Institutional Class
Trading Symbol	TCCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ambrus Tax-Conscious California Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus-tax-conscious-california-bond-fund/. You can also request this information by contacting us at (833) 996-2101.
Additional Information Phone Number	(833) 996-2101
Additional Information Website	https://www.ambrusfunds.com/ambrus-tax-conscious-california-bond-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Ambrus Tax-Conscious California Bond Fund (Institutional Class / TCCBX)	$25	0.50%*
* Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[2]
Net Assets	$ 359,198,668
Holdings Count | Holding	269
Advisory Fees Paid, Amount	$ 672,903
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$359,198,668
Total number of portfolio holdings	269
Total advisory fee paid, net	$672,903
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by state of the Municipal Bonds of the Fund as a percentage of net assets:
State Diversification
California	70.6%
Pennsylvania	2.3%
Texas	1.9%
Connecticut	1.9%
Illinois	1.6%
Ohio	1.5%
Other (each less than 1.5%)	4.6%
TOTAL	84.4%

Accountant Change Statement [Text Block]
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.

Accountant Change Date	Dec. 02, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.

C000237822 [Member]
Shareholder Report [Line Items]
Fund Name	Ambrus Tax-Conscious National Bond Fund
Class Name	Institutional Class
Trading Symbol	TCNBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Ambrus Tax-Conscious National Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ambrusfunds.com/ambrus-tax-conscious-national-bond-fund/. You can also request this information by contacting us at (833) 996-2101.
Additional Information Phone Number	(833) 996-2101
Additional Information Website	https://www.ambrusfunds.com/ambrus-tax-conscious-national-bond-fund/
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Ambrus Tax-Conscious National Bond Fund (Institutional Class / TCNBX)	$25	0.50%*
* Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[3]
Net Assets	$ 334,020,858
Holdings Count | Holding	288
Advisory Fees Paid, Amount	$ 621,161
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$334,020,858
Total number of portfolio holdings	288
Total advisory fee paid, net	$621,161
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Portfolio Holdings Summary Table (as of March 31, 2025)
The following table presents a summary by state of the Municipal Bonds of the Fund as a percentage of net assets:
State Diversification
Texas	9.8%
New York	7.7%
Pennsylvania	6.3%
Illinois	6.0%
Florida	4.8%
California	4.0%
Tennessee	3.6%
Colorado	3.3%
Ohio	3.2%
Washington	3.2%
Michigan	2.5%
Nebraska	1.9%
Wisconsin	1.8%
Connecticut	1.7%
District of Columbia	1.7%
Nevada	1.6%
Alabama	1.5%
Utah	1.5%
Other (each less than 1.5%)	15.6%
TOTAL	81.7%

Accountant Change Statement [Text Block]
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.

Accountant Change Date	Dec. 02, 2024
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
On December 2, 2024, FundVantage Trust’s Board of Trustees approved the decision to appoint Cohen & Company, Ltd. as the Fund’s independent registered public accounting firm. Prior to December 2, 2024, Ernst & Young LLP served as the independent registered public accounting firm to the Fund.
There were no disagreements with accountants.

[1]	Annualized
[2]	Annualized
[3]	Annualized